RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction One [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	$ 813,536	$ 4,035,969	$ 9,985,370
Related Party Transaction Two [Member]
Related Party Transaction [Line Items]
Related party transaction, amount			4,755,413
Related Party Transaction Three [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	1,627,075	1,937,265
Related Party Transaction Four [Member]
Related Party Transaction [Line Items]
Related party transaction, amount			4,755,413
Related Party Transaction Five [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	5,694,761	3,228,775	11,095,964
Related Party Transaction Six [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	14,806,378	3,228,775	22,984,497
Related Party Transaction Seven [Member]
Related Party Transaction [Line Items]
Related party transaction, amount			3,170,275
Related Party Transaction Eight [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	4,881,224	4,843,162
Related Party Transaction Nine [Member]
Related Party Transaction [Line Items]
Related party transaction, amount		2,056,102	2,999,097
Related Party Transaction Ten [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	1,627,075		3,170,275
Related Party Transaction Eleven [Member]
Related Party Transaction [Line Items]
Related party transaction, amount			4,755,413
Related Party Transaction Twelve [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	3,254,149
Related Party Transaction Thirteen [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	1,627,075	1,937,265
Related Party Transaction Fifteen [Member]
Related Party Transaction [Line Items]
Related party transaction, amount			4,755,413
Related Party Transaction Sixteen [Member]
Related Party Transaction [Line Items]
Related party transaction, amount			3,170,275
Related Party Transaction Seventeen [Member]
Related Party Transaction [Line Items]
Related party transaction, amount		5,148,724	7,136,843
Related Party Transaction Nineteen [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	15,457,208	11,300,712	15,851,377
Related Party Transaction Twenty [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	21,314,676	17,550,330	12,866,563
Related Party Transaction Twenty One [Member]
Related Party Transaction [Line Items]
Related party transaction, amount			$ 440,107